Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Assumptions to Determine Fair value of the Oil and Natural Gas

The following assumptions were used to determine the fair value of the oil and natural gas properties:

Discount rate	9.50%
Reserve risk factor (1)	35%-100%
Oil price	three years NYMEX WTI forward curve
Natural gas price	three years NYMEX Henry Hub forward curve
NGL price	39% of oil price
Price escalation (2)	2.00%

(1)	Possible reserves had a reserve risk factor of 35%, probable reserves had a reserve risk factor of 75%, and proved undeveloped reserves had a reserve risk factor of 90%.
(2)	Prices were escalated at the end of the forward curve

The following assumptions were used to determine the fair value of the oil and natural gas properties:

Discount rate	9.50%
Reserve risk factor (1)	35%-100%
Oil price	three years NYMEX WTI forward curve
Natural gas price	three years NYMEX Henry Hub forward curve
NGL price	39% of oil price
Price escalation (2)	2.00%

(1)	Possible reserves had a reserve risk factor of 35%, probable reserves had a reserve risk factor of 75%, and proved undeveloped reserves had a reserve risk factor of 90%.
(2)	Prices were escalated at the end of the forward curve

Summary of Purchase Price and Allocation of Fair value of Assets Acquired And Liabilities Assumed

The following table summarizes the purchase price and allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Consideration given
Equity units	$1,281,743

Allocation of purchase price
Inventory	$205
Proved oil and natural gas properties	214,647
Unproved oil and natural gas properties	1,086,600

Total assets acquired	1,301,452
Asset retirement obligations	(7,547)
Revenue suspense	(12,162)

Total fair value of net assets acquired	$1,281,743

The following table summarizes the purchase price and allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Consideration given
Equity units	$1,281,743

Allocation of purchase price
Inventory	205
Proved oil and natural gas properties	214,647
Unproved oil and natural gas properties	1,086,600

Total assets acquired	1,301,452
Asset retirement obligations	(7,547)
Revenue suspense	(12,162)

Total fair value of net assets acquired	$1,281,743

The acquisition was accounted for using the acquisition method under ASC 805, which requires the acquired assets and liabilities to be recorded at fair value as of the acquisition date of April 14, 2016. The following table summarizes the purchase price and the final allocation of the fair values of assets acquired and liabilities assumes (in thousands):

Other 2016 Acquisitions

Consideration given
Total cash consideration	$8,854

Allocation of purchase price
Proved oil and natural gas properties	1,128
Unproved oil and natural gas properties	7,774

Total oil and natural gas properties acquired	8,902
Asset retirement obligations	(48)

Total fair value of net assets acquired	$8,854

Schedule of Supplemental Proforma Results of Operations
The pro forma results of operations do not include any cost savings or other synergies that resulted, or may result, from the Linn Acquisition or any estimated costs incurred to integrate the Linn Acquisition.

Nine Months Ended September 30, 2017
(in thousands)
Revenue	$156,593
Net income	$55,253

The pro forma results of operations do not include any cost savings or other synergies that resulted, or may result, from the Linn Acquisition or any estimated costs incurred to integrate the Linn Acquisition.

	(Unaudited)
	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Revenue	$215,588	$90,238	$28,139
Net income	$44,269	$26,378	$6,299